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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highland Capital Management, L.P.

Address: 13455 Noel Rd. Suite 800
         Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James D. Dondero
Title: President
Phone: 972-628-4100

Signature, Place, and Date of Signing:


/s/ James D. Dondero                    Dallas, TX             February 12, 2010
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----

28-_________________   _________________________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         71

Form 13F Information Table Value Total:   $430,088
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----

___   28-_________________   _________________________________

[Repeat as necessary.]

                                                                SHRS_  SH_
           ISSUER                  CLASS        CUSIP   VALUE PRN_AMT  PRN PUT_CALL INV_DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ---------------- --------- ----- -------- --- -------- -------------- -------- -------- ------ ----
ACME PACKET INC              COM              004764106  1707   155179 SH           SOLE                      155179      0    0
AERCAP HOLDINGS NV           SHS              N00985106  8270   912800 SH           SOLE                      912800      0    0
AMERICAN AXLE & MFG HLDGS IN COM              024061103  2815   351000 SH           SOLE                      351000      0    0
AMERICAN EAGLE OUTFITTERS NE COM              02553E106  1961   115500 SH           SOLE                      115500      0    0
ANGIOTECH PHARMACEUTICALS IN COM              034918102  7880  6354559 SH           SOLE                     6354559      0    0
APPLE INC                    COM              037833100 22225   105467 SH           SOLE                      105467      0    0
ARUBA NETWORKS INC           COM              043176106  2469   231600 SH           SOLE                      231600      0    0
AVIS BUDGET GROUP            COM              053774105  2446   186400 SH           SOLE                      186400      0    0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108 11210      113 SH           SOLE                         113      0    0
BLUE COAT SYSTEMS INC        COM NEW          09534T508  2058    72100 SH           SOLE                       72100      0    0
CALPINE CORP                 COM NEW          131347304  1507   136997 SH           SOLE                      136997      0    0
CAPSTEAD MTG CORP            COM NO PAR       14067E506 22687  1662069 SH           SOLE                     1662069      0    0
CARDTRONICS INC              COM              14161H108  3547   320661 SH           SOLE                      320661      0    0
CAVIUM NETWORKS INC          COM              14965A101   853    35800 SH           SOLE                       35800      0    0
CLEARWIRE CORP NEW           CL A             18538Q105  4105   607243 SH           SOLE                      607243      0    0
CLIFFS NATURAL RESOURCES INC COM              18683K101  2401    52100 SH           SOLE                       52100      0    0
CROWN HOLDINGS INC           COM              228368106  2973   116230 SH           SOLE                      116230      0    0
DISCOVERY COMMUNICATNS NEW   COM SER A        25470F104  6505   212100 SH           SOLE                      212100      0    0
ENTERGY CORP NEW             COM              29364G103  3969    48500 SH           SOLE                       48500      0    0
ENTRAVISION COMMUNICATIONS C CL A             29382R107  4531  1332712 SH           SOLE                     1332712      0    0
EQUINIX INC                  COM NEW          29444U502 17016   160300 SH           SOLE                      160300      0    0
EV3 INC                      COM              26928A200  1514   113500 SH           SOLE                      113500      0    0
EXPEDIA INC DEL              COM              30212P105  3450   134100 SH           SOLE                      134100      0    0
FEDERATED INVS INC PA        CL B             314211103  2996   108959 SH           SOLE                      108959      0    0
GRAY TELEVISION INC          CL A             389375205    95    63300 SH           SOLE                       63300      0    0
HARBIN ELECTRIC INC          COM              41145W109  2504   121900 SH           SOLE                      121900      0    0
HEALTHSOUTH CORP             COM NEW          421924309  1586    84507 SH           SOLE                       84507      0    0
HIGHLAND CR STRATEGIES FD    COM              43005Q107  4050   641866 SH           SOLE                      641866      0    0
HILLTOP HOLDINGS INC         COM              432748101  6154   528700 SH           SOLE                      528700      0    0
ICO GLOBAL COMM HLDGS LTD DE CL A             44930K108 36061 33390553 SH           SOLE                    33390553      0    0
INTERCONTINENTALEXCHANGE INC COM              45865V100  3021    26900 SH           SOLE                       26900      0    0
INVERNESS MED INNOVATIONS IN COM              46126P106  6654   160300 SH           SOLE                      160300      0    0
JARDEN CORP                  COM              471109108   121     3906 SH           SOLE                        3906      0    0
KIRKLANDS INC                COM              497498105  3576   205900 SH           SOLE                      205900      0    0
LEAR CORP                    COM NEW          521865204  3439    51100 SH           SOLE                       51100      0    0
LORAL SPACE & COMMUNICATNS I COM              543881106 44450  1406204 SH           SOLE                     1406204      0    0
MASTERCARD INC               CL A             57636Q104  8703    34000 SH           SOLE                       34000      0    0
MCKESSON CORP                COM              58155Q103  4288    68600 SH           SOLE                       68600      0    0
MI DEVS INC                  CL A SUB VTG     55304X104  6131   499270 SH           SOLE                      499270      0    0
MICROVISION INC DEL          COM              594960106 11568  3649326 SH           SOLE                     3649326      0    0
MICROVISION INC DEL          *W EXP 07/23/201 594960163 10204  3218884 SH           SOLE                     3218884      0    0
MONOLITHIC PWR SYS INC       COM              609839105  7133   297600 SH           SOLE                      297600      0    0
MYLAN INC                    COM              628530107  9030   489982 SH           SOLE                      489982      0    0
NBTY INC                     COM              628782104  2891    66400 SH           SOLE                       66400      0    0
NETLOGIC MICROSYSTEMS INC    COM              64118B100  6495   140400 SH           SOLE                      140400      0    0
NORDSTROM INC                COM              655664100  2879    76600 SH           SOLE                       76600      0    0
OCH ZIFF CAP MGMT GROUP      CL A             67551U105 11081   806500 SH           SOLE                      806500      0    0
ON SEMICONDUCTOR CORP        COM              682189105  8734   990280 SH           SOLE                      990280      0    0
PIER 1 IMPORTS INC           COM              720279108  2609   512500 SH           SOLE                      512500      0    0
RACKSPACE HOSTING INC        COM              750086100   812    38950 SH           SOLE                       38950      0    0
RESOLUTE ENERGY CORP         COM              76116A108  1526   132500 SH           SOLE                      132500      0    0
ROMA FINANCIAL CORP          COM              77581P109  2773   224388 SH           SOLE                      224388      0    0
RRI ENERGY INC               COM              74971X107   277    48444 SH           SOLE                       48444      0    0
RTI INTL METALS INC          COM              74973W107   538    21387 SH           SOLE                       21387      0    0
SALLY BEAUTY HLDGS INC       COM              79546E104   804   105092 SH           SOLE                      105092      0    0
SBA COMMUNICATIONS CORP      COM              78388J106 14501   424491 SH           SOLE                      424491      0    0
SHUTTERFLY INC               COM              82568P304  1090    61200 SH           SOLE                       61200      0    0
SKYWORKS SOLUTIONS INC       COM              83088M102  3204   225800 SH           SOLE                      225800      0    0
SOLUTIA INC                  COM NEW          834376501  2649   208558 SH           SOLE                      208558      0    0
SYNIVERSE HLDGS INC          COM              87163F106 12415   710240 SH           SOLE                      710240      0    0
TERRESTAR CORP               COM              881451108     1     1000 SH           SOLE                        1000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209  1519    27041 SH           SOLE                       27041      0    0
TLC VISION CORP              COM              872549100   329  8213508 SH           SOLE                     8213508      0    0
URBAN OUTFITTERS INC         COM              917047102  6487   185400 SH           SOLE                      185400      0    0
VALERO ENERGY CORP NEW       COM              91913Y100   893    53300 SH           SOLE                       53300      0    0
VEECO INSTRS INC DEL         COM              922417100  3674   111200 SH           SOLE                      111200      0    0
WARNER CHILCOTT PLC IRELAND  SHS A            G94368100  2949   103600 SH           SOLE                      103600      0    0
WILEY JOHN & SONS INC        CL A             968223206  6881   164310 SH           SOLE                      164310      0    0
WINDSTREAM CORP              COM              97381W104 13952  1269544 SH           SOLE                     1269544      0    0
XEROX CORP                   COM              984121103  5445   643600 SH           SOLE                      643600      0    0
YINGLI GREEN ENERGY HLDG CO  ADR              98584B103  2814   178000 SH           SOLE                      178000      0    0